Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Summary of Movements in Intangible Assets
The movements in intangible assets for the years ended December 31, 2024 and 2023 have been as follows:

(in €‘000)	Software and licenses	Internally developed software	Customer relationships	Goodwill	Total
Cost	6,606	14,133	6,560	10,724	38,023
Accumulated amortization and impairment	(2,323)	(10,821)	(231)	—	(13,375)
Carrying amount at January 1, 2023	4,283	3,312	6,329	10,724	24,648
Movements in 2023
Amortization	(1,395)	(1,845)	(395)	—	(3,635)
Carrying amount at December 31, 2023	2,888	1,467	5,934	10,724	21,013
Cost	6,606	14,133	6,560	10,724	38,023
Accumulated amortization and impairment	(3,718)	(12,666)	(626)	—	(17,010)
Carrying amount at December 31, 2023	2,888	1,467	5,934	10,724	21,013
Movements in 2024
Disposals	(855)	(7,175)	—	—	(8,030)
Amortization	(1,268)	(1,390)	(395)	—	(3,053)
Amortization of disposals	849	7,169	—	—	8,018
Impairments	(294)	—	(5,539)	—	(5,833)
Reclassifications	—	31	—	—	31
Carrying amount at December 31, 2024	1,320	102	—	10,724	12,146
Cost	5,751	6,989	6,560	10,724	30,024
Accumulated amortization and impairment	(4,431)	(6,887)	(6,560)	—	(17,878)
Carrying amount at December 31, 2024	1,320	102	—	10,724	12,146